UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6644

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Intermediate Municipal Bond Fund
June 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--77.0%
Boston	5.75	2/1/10	1,000,000 a	1,061,390
Boston Convention Center Act 1997,
Special Obligation (Insured;
AMBAC)	5.00	5/1/16	2,250,000	2,346,907
Boston Industrial Development
Financing Authority, Revenue
(Pilot Seafood Project) (LOC;
Canadian Imperial Bank)	5.88	4/1/07	950,000	954,617
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,079,320
Fall River
(Insured; MBIA)	5.25	6/1/10	1,000,000	1,022,080
Holyoke Gas and Electric
Department, Revenue (Insured;
MBIA)	5.38	12/1/15	1,245,000	1,332,449
Lancaster
(Insured; AMBAC)	5.00	4/15/19	515,000	536,898
Massachusetts
(Insured; AMBAC)	6.00	8/1/10	1,500,000	1,614,510
Massachusetts,
Consolidated Loan	5.00	3/1/19	1,640,000	1,703,599
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	11/1/14	1,500,000	1,636,080
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000	1,050,780
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000	1,043,770
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,000,000 a	1,079,550
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; MBIA)	5.50	3/1/12	1,000,000	1,075,100
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000	1,054,680
Massachusetts College Building
Authority, Project Revenue
(Insured; AMBAC)	5.00	5/1/24	1,000,000	1,034,100
Massachusetts Developmental
Finance Agency, RRR (Semass
Systems) (Insured; MBIA)	5.63	1/1/14	2,000,000	2,152,200
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	645,000	650,289
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,451,102
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA)	5.13	12/1/14	635,000	638,010
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berkshire
Health Systems Issue)
(Insured; Assured Guaranty)	5.00	10/1/19	1,500,000	1,542,990
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System) (Insured; FSA)	5.25	7/1/10	2,055,000	2,122,157
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
Pilgrim Health) (Insured; FSA)	5.25	7/1/11	1,675,000	1,718,332
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.25	4/1/20	1,050,000	1,252,965
Massachusetts Health and
Educational Facilities
Authority, Revenue (Healthcare
System-Covenant Health)	6.50	7/1/17	1,485,000	1,630,085
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	1,155,000	1,226,656
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.00	7/1/21	1,000,000	1,028,100
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System) (Insured;
MBIA)	5.13	7/1/11	1,000,000	1,019,370
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts-Worcester
Campus) (Insured; FGIC)	5.25	10/1/14	1,000,000	1,054,510
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	800,000	831,496
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Nuclear
Project Number 4) (Insured;
MBIA)	5.25	7/1/14	2,000,000	2,123,900
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Project Number
6) (Insured; MBIA)	5.25	7/1/12	1,810,000	1,919,270
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(Massachusetts Water Resources
Authority Program)	6.00	8/1/09	285,000 a	304,865

Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(Massachusetts Water Resources
Authority Program)	6.00	8/1/14	1,015,000	1,083,238
Massachusetts Water Resource
Authority (Insured; MBIA)	5.50	8/1/11	2,000,000	2,141,700
Massachusetts Water Resource
Authority (Insured; MBIA)	5.25	8/1/21	1,500,000	1,606,095
New England Educational Loan
Marketing Corp., Student Loan
Revenue	6.90	11/1/09	1,000,000	1,031,880
Plymouth County,
COP (Correctional Facility
Project) (Insured; AMBAC)	5.13	4/1/13	2,000,000	2,086,260
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/15	1,500,000	1,595,250
Sandwich
(Insured; MBIA)	5.00	7/15/19	1,580,000	1,673,473
Springfield,
Municipal Purpose Loan
(Insured; FGIC)	5.00	8/1/18	1,000,000	1,042,630
Triton Regional School District
(Insured; FGIC)	5.00	4/1/16	1,420,000	1,489,126
U.S. Related--21.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,134,760
Childrens's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,134,760
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.00 11/15/07		860,000 b	808,228
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.40 11/15/07		350,000 b	329,689
Guam Government,
LOR (Infrastructure
Improvement) (Insured; AMBAC)	5.00	11/1/12	1,000,000	1,029,940
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,000,000	1,023,810
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/14	1,000,000	1,076,020
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/08	1,000,000	1,025,590
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,000,000	1,106,470
Puerto Rico Municipal Finance
Agency (Insured; FSA)	5.00	7/1/09	1,725,000	1,769,402
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	880,000	902,660
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note (Insured; FSA)	5.25	10/1/21	1,000,000	1,065,350
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	521,735
Virgin Islands Water and Power
Authority, Electric Systems
(Insured; Radian)	5.13	7/1/11	1,000,000	1,028,440
Total Investments (cost $71,947,473)			98.5%	72,998,633
Cash and Receivables (Net)			1.5%	1,095,734
Net Assets			100.0%	74,094,367

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on municipal issue and to retire the bonds in full at the earliest refunding date. b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond
Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation
Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 17, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)